Financial Risk Management - Interest Rate Risk and Currency Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest rate risk | Floating interest rate
Financial Risk Management
Percent of variable interest rate exposure hedged	43.70%	47.60%
Aggregate principal amount of floating rate debt outstanding	$ 1,915,297
Interest rate basis	LIBOR	LIBOR	LIBOR
Sensitivity analysis, increase (decrease) in interest rate	0.10%	0.10%	0.10%
Increase in interest expense on un-hedged portion of loans	$ 1,942	$ 1,665	$ 1,530
Currency risk
Financial Risk Management
Sensitivity analysis, increase in EUR/USD exchange rate	10.00%	10.00%	10.00%
Increase (decrease) in profit and cash flows	$ (12,699)	$ (13,086)	$ (11,380)
Currency risk | EUR
Financial Risk Management
Operating and administrative expenses denominated in euros	126,988	130,861	$ 113,804
Trade payables and accruals denominated in euros	27,323	34,199
Interest rate swaps | Interest rate risk
Financial Risk Management
Fair value of interest rate swaps / net liability	$ 53,192	$ 113,855
Sensitivity analysis, increase (decrease) in interest rate	0.10%	0.10%	0.10%
Increase in fair value due to reasonably possible increase in interest rates	$ 3,187	$ 5,162	$ 6,285